Restricted short-term deposits	12 Months Ended
Dec. 31, 2019
Restricted short-term deposits
Restricted short-term deposits

7.    Restricted short-term deposits

As of December 31, 2019, the Group's restricted short-term deposits were RMB653,034, which was mainly pledged as collateral for the banking facilities of HK$320 million and US$40 million.